RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 0	¥ 67,495
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Investment made	¥ 50,000
Qibutianxia
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties			¥ 1,656
Other Liability, Current, Related Party [Extensible Enumeration]		qfin:EntityControlledByChairmanMember	qfin:EntityControlledByChairmanMember
Qihu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties			¥ 58,405
Other Liability, Current, Related Party [Extensible Enumeration]		qfin:EntityControlledByChairmanMember	qfin:EntityControlledByChairmanMember
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties			¥ 7,434
Other Liability, Current, Related Party [Extensible Enumeration]		us-gaap:OtherAffiliatesMember	us-gaap:OtherAffiliatesMember
Beijing Qifei | Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage	25.00%